Other Revenues	12 Months Ended
Mar. 31, 2023
Revenue from Contract with Customer [Abstract]
Other Revenues

5 OTHER REVENUES

Other revenues by type of service is as follows:

	For the year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
Online direct sales	515	208	-
Logistic services revenue	2,059	2,148	1,813
Promotion services revenue	9,125	7,772	926
Others	2,956	4,782	5,593
Total	14,655	14,910	8,332

Others were mainly comprised of other miscellaneous revenues, including customer service revenues, food and beverage revenue and other revenues, all of which were not material individually.